Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.13%
Application Software–9.39%
Adobe, Inc.(b)	5,085	$2,493,837
RingCentral, Inc., Class A(b)	18,794	5,161,020
salesforce.com, inc.(b)	13,040	3,277,213
Splunk, Inc.(b)	11,279	2,121,918
Synopsys, Inc.(b)	16,334	3,495,149
Unity Software, Inc.(b)(c)	4,920	429,418
		16,978,555
Biotechnology–1.23%
BeiGene Ltd., ADR (China)(b)	5,745	1,645,598
BioNTech SE, ADR (Germany)(b)(c)	8,340	577,378
		2,222,976
Consumer Electronics–1.53%
Sony Corp. (Japan)	36,100	2,761,105
Data Processing & Outsourced Services–6.86%
PayPal Holdings, Inc.(b)	24,741	4,874,719
Visa, Inc., Class A	27,591	5,517,372
WEX, Inc.(b)	14,474	2,011,452
		12,403,543
Health Care Equipment–5.50%
Abbott Laboratories	19,471	2,119,029
DexCom, Inc.(b)	6,901	2,844,799
Intuitive Surgical, Inc.(b)	2,959	2,099,529
Teleflex, Inc.	8,452	2,877,230
		9,940,587
Health Care Technology–0.36%
GoodRx Holdings, Inc., Class A(b)	6,145	341,662
Teladoc Health, Inc.(b)(c)	1,400	306,936
		648,598
Interactive Home Entertainment–7.44%
Activision Blizzard, Inc.	35,859	2,902,786
Electronic Arts, Inc.(b)	15,803	2,060,869
Nintendo Co. Ltd. (Japan)	4,300	2,444,465
Sea Ltd., ADR (Taiwan)(b)	25,990	4,003,500
Take-Two Interactive Software, Inc.(b)	12,400	2,048,728
		13,460,348
Interactive Media & Services–10.57%
Alphabet, Inc., Class A(b)	5,860	8,588,416
Facebook, Inc., Class A(b)	32,856	8,604,986
ZoomInfo Technologies, Inc., Class A(b)(c)	44,894	1,929,993
		19,123,395
Internet & Direct Marketing Retail–17.76%
Alibaba Group Holding Ltd., ADR (China)(b)	44,103	12,965,400
Amazon.com, Inc.(b)	5,007	15,765,691
Booking Holdings, Inc.(b)	1,989	3,402,543
		32,133,634
Shares		Value
Life Sciences Tools & Services–4.92%
10X Genomics, Inc., Class A(b)	18,810	$2,345,231
IQVIA Holdings, Inc.(b)	26,509	4,178,613
Thermo Fisher Scientific, Inc.	5,363	2,367,872
		8,891,716
Managed Health Care–0.56%
UnitedHealth Group, Inc.	3,253	1,014,188
Movies & Entertainment–1.30%
Netflix, Inc.(b)	4,700	2,350,141
Pharmaceuticals–0.57%
MyoKardia, Inc.(b)	7,602	1,036,381
Semiconductor Equipment–4.42%
Applied Materials, Inc.	105,192	6,253,664
ASML Holding N.V., New York Shares (Netherlands)	4,724	1,744,432
		7,998,096
Semiconductors–10.90%
NVIDIA Corp.	15,174	8,212,472
QUALCOMM, Inc.	64,794	7,624,958
Semtech Corp.(b)	55,814	2,955,909
Silicon Motion Technology Corp., ADR (Taiwan)	24,514	926,139
		19,719,478
Systems Software–9.74%
Microsoft Corp.	51,028	10,732,719
Palo Alto Networks, Inc.(b)	10,878	2,662,391
ServiceNow, Inc.(b)	8,712	4,225,320
		17,620,430
Technology Hardware, Storage & Peripherals–5.28%
Apple, Inc.	82,421	9,545,176
Trucking–0.80%
Uber Technologies, Inc.(b)	39,608	1,444,900
Total Common Stocks & Other Equity Interests (Cost $82,463,764)		179,293,247
Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	1,087,829	1,087,829
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	557,236	557,515
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	1,243,234	1,243,234
Total Money Market Funds (Cost $2,888,578)		2,888,578
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.73% (Cost $85,352,342)		182,181,825
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.55%
Invesco Private Government Fund, 0.03%(d)(e)(f)	2,110,720	2,110,720

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	703,432	$703,573
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,814,293)		2,814,293
TOTAL INVESTMENTS IN SECURITIES–102.28% (Cost $88,166,635)		184,996,118
OTHER ASSETS LESS LIABILITIES—(2.28)%		(4,123,196)
NET ASSETS–100.00%		$180,872,922
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$344,022	$14,271,613	$(13,527,806)	$-	$-	$1,087,829	$1,860
Invesco Liquid Assets Portfolio, Institutional Class	254,021	10,276,699	(9,973,135)	10	(80)	557,515	2,289
Invesco Treasury Portfolio, Institutional Class	393,168	16,310,416	(15,460,350)	-	-	1,243,234	1,930
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	550,517	2,408,004	(2,958,521)	-	-	-	1,323*
Invesco Liquid Assets Portfolio, Institutional Class	183,505	652,303	(836,008)	-	200	-	544*
Invesco Private Government Fund	-	7,124,790	(5,014,070)	-	-	2,110,720	23*
Invesco Private Prime Fund	-	2,183,045	(1,479,472)	-	-	703,573	22*
Total	$1,725,233	$53,226,870	$(49,249,362)	$10	$120	$5,702,871	$7,991

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$174,087,677	$5,205,570	$—	$179,293,247
Money Market Funds	2,888,578	2,814,293	—	5,702,871
Total Investments	$176,976,255	$8,019,863	$—	$184,996,118
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Technology Fund